NEXPOINT FUNDS I

NexPoint Even Driven Fund

NexPoint Merger Arbitrage Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2023 to the Funds’ Statement of Additional Information (the “SAI”), dated October 31, 2022, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective February 13, 2023, the following will replace the “Management of the Fund” including the headings “Qualifications of Trustees”, “Trustees’ Compensation”, “Role of the Board of Trustees, Leadership Structure and Risk Oversight”, “Share Ownership” and “Trustee Positions” beginning on page 27 of the SAI:

MANAGEMENT OF THE TRUST

The Board provides broad oversight of the operations and affairs of the Funds and protects the interests of shareholders. The Board has overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Funds’ business. The names and birthdates of the Trustees and officers of the Funds, the year each was first elected or appointed to office, their principal business occupations during the last five years, the number of funds overseen by each Trustee and other directorships or trusteeships they hold are shown below. The business address for each Trustee and officer of the Funds is c/o NexPoint Asset Management, L.P., 300 Crescent Court, Suite 700, Dallas, Texas 75201.

The “NexPoint Fund Complex,” as referred to herein consists of: each series of NexPoint Funds I (“NFI”), each series of NexPoint Funds II (“NFII”), Highland Global Allocation Fund (“GAF”), Highland Income Fund (“HFRO”), NexPoint Real Estate Strategies Fund (“NRESF”) and NexPoint Capital, Inc. (the “BDC”), a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act.

Name, Date of Birth, Position(s) with the Trust and Length of Time Served, Term of Office[1] and Number of Portfolios in the NexPoint Fund Complex Overseen by the Trustees	Principal Occupations(s) During the Past Five Years and Other Directorships/Trusteeships Held During the Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Independent Trustees
Dr. Bob Froehlich (4/28/1953) Trustee since December 2013; Indefinite Term 8 funds

Retired.

Director of KC Concessions, Inc. (since January 2013); Director of American Sports Enterprise, Inc. (since January 2013); Chairman and owner, Kane County Cougars Baseball Club (since January 2013); Director of The Midwest League of Professional Baseball Clubs, Inc. (from January 2013 to December 2021); Director of Kane County Cougars Foundation, Inc. (since January 2013); Director of Galen Robotics, Inc. (since August 2016); Chairman and Director of FC Global Realty, Inc. (from May 2017 to June 2018); Chairman; Director of First Capital Investment Corp. (from March 2017 to March 2018); Director and Special Advisor to Vault Data, LLC (since February 2018); and Director of American

Significant experience in the financial industry; significant managerial and executive experience; significant experience on other boards of directors, including as a member of several audit committees.

Name, Date of Birth, Position(s) with the Trust and Length of Time Served, Term of Office[1] and Number of Portfolios in the NexPoint Fund Complex Overseen by the Trustees	Principal Occupations(s) During the Past Five Years and Other Directorships/Trusteeships Held During the Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Association of Professional Baseball, Inc. (since February 2021).

Ethan Powell (6/20/1975) Trustee since December 2013; Indefinite Term; Chairman of the Board since December 2013. 8 funds

Principal and CIO of Brookmont Capital Management, LLC since May 2020; CEO, Chairman and Founder of Impact Shares LLC since December 2015; Trustee/ Director of the NexPoint Fund Complex from June 2012 until July 2013 and since December 2013; and Director of Kelly Strategic Management since August 2021.

Trustee of Impact Shares Funds I Trust

Significant experience in the financial industry; significant executive experience including past service as an officer of funds in the NexPoint Fund Complex; significant administrative and managerial experience.

Bryan A. Ward (2/4/1955) Trustee since inception in 2006; Indefinite Term. 8 funds	Business Development Banker, CrossFirst Bank since January 2023 (President-Dallas from October 2020 until January 2023 and Senior Advisor from April 2019 until October 2022); and Private Investor, BW Consulting, LLC since 2014; and Anderson Consulting/ Accenture 1991- 2013.	Significant experience on this and/or other boards of directors/trustees, Audit Committee Chair; significant managerial and executive experience; significant experience as a management consultant.

Dorri McWhorter (6/30/1973) Trustee since May 2022; Indefinite Term. 8 funds

President & CEO, YMCA of Metropolitan Chicago (2021-Present); Chief Executive Officer, YWCA Metropolitan Chicago (2013-2021).

Board Director of William Blair Funds (since 2019); Board Director of Skyway Concession Company, LLC (since 2018); Board Director of Illinois CPA Society (2017-2022); Board Director of Lifeway Foods, Inc. (since 2020); Board Director of Green Thumb Industries, Inc. (February 2022 to October 2022); Member of Financial Accounting Standards Advisory Council (since 2021); Board Director of Lanza Global, Inc. (since 2023).

Significant managerial and executive experience, including experience as president and chief executive officer; significant background and experience in financial accounting; significant experience on other boards of directors, including for other registered investment companies.

Interested Trustee
John Honis[2] (6/16/1958) Trustee since July 2013; Indefinite Term. 8 funds	President of Rand Advisors, LLC (August 2013 – August 2022); Manager of Turtle Bay Resort, LLC (August 2011 – December 2018); and President of Valience Group, LLC since July 2021.	Significant experience in the financial industry; significant managerial and executive experience, including experience as president, chief executive officer or chief restructuring officer of five telecommunication firms; experience on other boards of directors.

OFFICERS

Name, Date of Birth, Position(s) held with the Trust and Length of Time Served, Term of Office	Principal Occupations(s) During the Past Five Years
OFFICERS
Dustin Norris (1/6/1984) Executive Vice President since April 2019; Indefinite Term	Head of Distribution and Chief Product Strategist at NexPoint since March 2019; President of NexPoint Securities, Inc. since April 2018; Head of Distribution at NexPoint from November 2017 until March 2019; Chief Product Strategist at NexPoint from September 2015 to March 2019; Officer of the Fund Complex since November 2012.

Frank Waterhouse (4/14/1971) Treasurer since May 2015; Principal Accounting Officer since October 2017; Principal Executive Officer and Principal Financial Officer since April 2021; Indefinite Term	Chief Financial Officer of Skyview Group since February 2021; Chief Financial Officer and Partner of HCMLP from December 2011 and March 2015, respectively, to February 2021; Treasurer of the Fund Complex since May 2015; Principal Financial Officer October 2017 to February 2021; Principal Executive Officer February 2018 to February 2021.

Will Mabry (7/2/1986) Assistant Treasurer since April 2021; Indefinite Term	Director, Fund Analysis of Skyview Group since February 2021. Prior to his current role at Skyview Group, Mr. Mabry served as Senior Manager – Fund Analysis, Manager – Fund Analysis, and Senior Fund Analyst for HCMLP.

Stephanie Vitiello (6/21/1983) Secretary since April 2021; Chief Compliance Officer and Anti-Money Laundering Officer since November 2021; Indefinite Term	Chief Compliance Officer and Counsel of Skyview Group since February 2021. Prior to her current role at Skyview Group, Ms. Vitiello served as Managing Director – Distressed, Assistant General Counsel, Associate General Counsel and In-House Counsel for HCMLP.

Rahim Ibrahim (8/17/1989) Assistant Secretary since November 2021; Indefinite Term	Compliance Manager and Counsel for Skyview Group since March 2022. Prior to his current role at Skyview Group, Mr. Ibrahim served as a Compliance Associate for Loring, Wolcott & Coolidge Trust, LLC from October 2019 to May 2021; Corporate Paralegal at Maples Group from April 2018 to October 2019; Associate Engagement Specialist-Compliance at Eze Software Group from June 2017 to April 2018.

[1]

On an annual basis, as a matter of Board policy, the Governance and Compliance Committee reviews each Trustee’s performance and determines whether to extend each such Trustee’s service for another year. Effective June 2013, the Board adopted a retirement policy wherein the Governance and Compliance Committee shall not recommend the continued service as a Trustee of a Board member who is older than 80 years of age at the time the Governance and Compliance Committee reports its findings to the Board.

[2]

In light of certain relationships between Mr. Honis and historically affiliated entities of the Adviser, including HCMLP, arising out of HCMLP’s pending Chapter 11 proceedings, Mr. Honis is treated as an Interested Trustee of the Trust effective January 28, 2020.

Qualifications of Trustees

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on company boards (including public companies and, where relevant, other investment companies) and the boards of other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. Each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board are summarized in the table above.

Trustees’ Compensation

The officers of the Trust receive no direct remuneration from the Trust. The following table sets forth the aggregate compensation paid to each of the Trustees by the Funds and the total compensation paid to each of the Trustees by the NexPoint Fund Complex for the fiscal year ended June 30, 2022.

Name of Trustee	Aggregate Compensation From the Trust (Excluding Highland/iBoxx Senior Loan ETF)	Pension or Retirement Benefits Accrued as Part of the Funds’ Expense	Estimated Annual Benefits Upon Retirement	Total Compensation from the NexPoint Funds Complex
Independent Trustees
Bryan A. Ward[1]	$35,547	$0	$0	$160,000
Dr. Bob Froehlich	$33,325	$0	$0	$150,000
Ethan Powell[1]	$35,547	$0	$0	$160,000
Pamela Corrie[2]	$16,434	$0	$0	$73,973
Dorri McWhorter[3]	$5,478	$0	$0	$24,658
Interested Trustee
John Honis	$33,325	$0	$0	$150,000

[1]	The amounts in the table reflect the fact that each of the Chairman of the Audit Committee and the Chairman of the Board receive an additional $10,000 for their service as Chair.
[2]	Effective February 13, 2023, Pamela Corrie resigned as an Independent Trustee of the Trust.
[3]	Effective May 1, 2022, Dorri McWhorter was appointed as an Independent Trustee by the Board

Each Trustee receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the NexPoint Fund Complex based on relative net assets. The Trustees do not receive any separate compensation in connection with service on Committees or for attending Board or Committee meetings; however, the Chairman of the Board and the Chairman of the Audit Committee each receive an additional annual payment of $10,000 payable in quarterly installments and allocated among each portfolio in the NexPoint Fund Complex based on relative net assets. The Trustees do not have any pension or retirement plan.

Role of the Board of Trustees, Leadership Structure and Risk Oversight

The Role of the Board

The Board oversees the management and operations of the Trust. Like most registered investment companies, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as NexPoint, the Adviser, Underwriter, administrator, sub-administrator, custodian, and transfer agent, each of which is discussed in greater detail in this SAI.

The Board has appointed senior employees of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. The Board receives regular reports from these officers and service providers regarding the Trust’s operations. For example, the Treasurer provides reports as to financial reporting matters and investment personnel report on the performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal in person Board meetings which are typically held quarterly, in person, and involve the Board’s review of, among other items, recent Trust operations. The Board also periodically holds telephonic meetings as part of its review of the Trust’s activities. From time to time one or more members of the Board may also meet with management in less formal settings, between scheduled Board meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure and Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board consists of five Trustees, six of whom are Independent Trustees. Mr. Powell serves as Chairman of the Board. The Trustees meet periodically throughout the year in person and by telephone to oversee the Trust’s activities, review contractual arrangements with service providers for the Trust and review the Trust’s performance. The Board conducts much of its work through certain standing Committees, and the Audit and Qualified Legal Compliance Committee and the Governance and Compliance Committee are each chaired by an Independent Trustee.

The Board has established an Audit and Qualified Legal Compliance Committee, a Governance and Compliance Committee and a Distribution and Alternatives Oversight Committee, each of which are discussed in greater detail below.

Audit and Qualified Legal Compliance Committee. The members of the Audit and Qualified Legal Compliance Committee (formerly named the Audit Committee) are Dr. Froehlich, Messrs. Powell and Ward, and Mses. McWhorter, each of whom is independent for purposes of the 1940 Act. The Audit and Qualified Legal Compliance Committee is responsible for (i) approving each Fund’s independent accountants, (ii) reviewing with each Fund’s independent accountants the plans and results of the audit engagement and the adequacy of such Fund’s internal accounting controls and (iii) approving professional services provided by each Fund’s independent accountants. The Audit and Qualified Legal Compliance Committee is charged with compliance with Rules 205.2(k) and 205.3(c) of Title 17 of the Code of Federal Regulations regarding alternative reporting procedures for attorneys representing the Trust who appear and practice before the SEC on behalf of the Trust. Pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed the Adviser as it’s valuation designee who is responsible for reviewing and overseeing the valuation of debt and equity securities that are not publicly traded or for which current market values are not readily available pursuant to policies and procedures approved by the Board. The valuation designee will use the services of one or more independent valuation firms to help them determine the fair value of these securities. In addition, each member of the Audit and Qualified Legal Compliance Committee meets the current independence and experience requirements of Rule 10A-3 under the Exchange Act.

The Audit and Qualified Legal Compliance Committee met five times during the fiscal year ended June 30, 2022. Mr. Ward acts as the Chairman of the Audit and Qualified Legal Compliance Committee and as the audit committee financial expert.

Governance and Compliance Committee. The Trust’s Governance and Compliance Committee’s function is to oversee and make recommendations to the full Board or the Independent Trustees, as applicable, with respect to the governance of the Trust, selection and nomination of Trustees, compensation of Trustees, and related matters, as well as to oversee and assist Board oversight of the Trust’s compliance with legal and regulatory requirements and to seek to address any potential conflicts of interest between the Trust and NexPoint in connection with any potential or existing litigation or other legal proceeding related to securities held by the

Trust and the Adviser or another client of the Adviser. The Governance and Compliance Committee is also responsible for at least annually evaluating each Trustee and determining whether to recommend each Trustee’s continued service in that capacity. The Governance and Compliance Committee will consider recommendations for Trustee nominees from shareholders sent to the Secretary of the Trust, 300 Crescent Court, Suite 700, Dallas, Texas 75201. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the recommended nominee’s ability to meet the responsibilities of a Trustee of the Trust. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Governance and Compliance Committee. The Governance and Compliance Committee is currently comprised of Dr. Froehlich, Messrs. Ward and Powell, and Mses. McWhorter, each of whom is independent for purposes of the 1940 Act. Dr. Froehlich serves as the Chairman of the Governance and Compliance Committee. The Governance and Compliance Committee met six times during the fiscal year ended June 30, 2022.

The Distribution and Alternatives Oversight Committee. The members of the Distribution and Alternatives Oversight Committee are Dr. Froehlich, Messrs. Honis, Ward, and Powell and Mses. McWhorter. The Distribution and Alternatives Oversight Committee is responsible for reviewing arrangements with financial intermediaries who provide service to the Trust, including Trust payments to financial intermediaries, and for overseeing any funds that, in the Board’s determination, employ alternative investment strategies.

Mr. Honis serves as Chairman of the Distribution and Alternatives Oversight Committee. The Distribution and Alternatives Oversight Committee met four times during the fiscal year ended June 30, 2022.

The Board is led by Ethan Powell, who has served as the Chairman of the Board since December 2013. Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s governing documents, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. The Trust believes that the Chairman, and, as an entity, the full Board, provide effective leadership that is in the best interests of the Trust and each shareholder.

The Board periodically reviews its leadership structure, including the role of the Chairman. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure and considers whether its structure remains appropriate in light of the Trust’s current operations. The Board believes that its leadership structure, including the current percentage of the Board who are Independent Trustees, is appropriate given its specific characteristics. These characteristics include: (i) the extent to which the work of the Board is conducted through the standing committees, and that the Audit and Qualified Legal Compliance Committee and the Governance and Compliance Committee meetings are chaired by an Independent Trustee; (ii) the extent to which the Independent Trustees meet as needed, together with their independent legal counsel, in the absence of members of management and members of the Board who are “interested persons” of the Trust; and (iii) Mr. Powell’s and Mr. Honis’ previous positions with the Adviser and affiliates of the Adviser enhance the Board’s understanding of the operations of the Adviser.

Board Oversight of Risk Management

The Board’s role is one of oversight, rather than active management. This oversight extends to the Trust’s risk management processes. These processes are embedded in the responsibilities of officers of, and service providers to, the Trust. For example, the Adviser and other service providers to the Trust are primarily responsible for the management of the Trust’s investment risks. The Board has not established a formal risk oversight committee; however, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight. For example, the Trustees seek to understand the key risks facing the Trust, including those involving conflicts of interest; how management identifies and monitors these risks on an ongoing basis; how management develops and implements controls to mitigate these risks; and how management tests the effectiveness of those controls.

In the course of providing that oversight, the Board receives a wide range of reports on the Trust’s activities from the Adviser and other service providers, including reports regarding the Funds’ investment portfolios, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board also meets periodically with the Trust’s Chief Compliance Officer to receive reports regarding the compliance of the Funds with the federal securities laws and the Trust’s internal compliance policies and procedures, and meets with the Trust’s Chief Compliance Officer periodically, including at least annually, to review the Chief Compliance Officer’s annual report, including the Chief Compliance Officer’s risk-based analysis for the Trust. The Board’s Audit and Qualified Legal Compliance Committee also meets regularly with the Treasurer and each Fund’s independent registered public accounting firm to discuss, among other things, the internal control structure of such Fund’s financial reporting function. The Board also meets periodically with the portfolio managers of each Fund to receive reports regarding the management of the Fund, including its investment risks.

The Board recognizes that not all risks that may affect each Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, that reports received by the Trustees with respect to risk management matters are typically summaries of the relevant information, and that the processes, procedures and controls employed to address risks may be limited in their effectiveness. As a result of the foregoing and other factors, risk management oversight by the Board and by the Committees is subject to substantial limitations.

Additionally, as discussed in more detail above under “INVESTMENT STRATEGIES AND RISKS–Restricted and Illiquid Investments,” the Trust has implemented the LRM Program and related procedures to manage the liquidity risk of each Fund in accordance with Rule 22e-4 under the 1940 Act. The Board has designated the Adviser to serve as the administrator of the LRM Program, and the Adviser makes periodic reports to the Board of information necessary in order to allow the Board to fulfill its oversight responsibilities.

Share Ownership

The following table shows the dollar range of equity securities beneficially owned by the Trustees in each Fund and the aggregate dollar range of equity securities owned by the Trustees in all funds overseen by the Trustees in the NexPoint Fund Complex as of December 31, 2022.

Name of Trustee	Dollar Range of Equity Securities Owned in Event Driven Fund	Dollar Range of Equity Securities Owned in Merger Arbitrage Fund	Aggregate Dollar Range of Equity Securities Owned in All Funds Overseen by Trustee in the NexPoint Funds Complex
Independent Trustees
Ethan Powell	$0	$0	$10,001-$50,000
Dr. Bob Froehlich	$50,001-$100,000	Over $100,000	Over $100,000
Bryan A. Ward	$0	$0	$10,000-$50,000
Dorri McWhorter[1]	$0	$0	None
Interested Trustee
John Honis	$0	$0	None

[2]	Effective May 1, 2022, Dorri McWhorter was appointed as an Independent Trustee.

Trustee Positions

As of December 31, 2022, no Independent Trustee or any of his or her immediate family members owned beneficially or of record any class of securities of the Adviser or Underwriter (as defined below under “Underwriter”) or any person controlling, controlled by or under common control with any such entities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

NFI-SUPP-0323